Note 15 - Investment in Subsidiaries - Associate and Joint Venture Undertaking (Details)	12 Months Ended
Jun. 30, 2021
VVPR-ITP Top Co Pty Limited [member]
Statement Line Items [Line Items]
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Percentage of shares held	50.00%
VivoPower Philippines Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
Registered address	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
VivoPower RE Solutions Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
V.V.P. Holdings Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	40.00% [1]
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address
Tembo 4x4 eLV BV [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	Hoek 54A, 5571GK, Bergeijk
FD 4x4 Centre B.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address

[1]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.